Subsequent Events (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Feb. 13, 2023	Oct. 29, 2021	Sep. 24, 2021
Inflection Point Acquisition Corp. [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)	$ 10.1843		$ 10	$ 10
Aggregate amount (in Dollars)	$ 279,884,314
Business combination, shares	1,250,000
Inflection Point Acquisition Corp. [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Business combination, shares	1,250,000
Class A Ordinary Shares [Member] | Inflection Point Acquisition Corp. [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares exercised	27,481,818
Price per share (in Dollars per share)	$ 17.5
Forecast [Member]
Subsequent Events (Details) [Line Items]
Closing cash (in Dollars)		$ 34,100,000